Unaudited Condensed Consolidated Interim Statements of Changes In Equity - USD ($)	Share Capital	Share Premium	Shared Based Payment Reserve	Warrant Reserves	Other Reserves	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Total Shareholders' equity	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 3,101	$ 25,436,656	$ 25,483,348		$ (15,495,254)	$ 115,864	$ 280,808	$ (44,290,602)	$ (8,466,079)	$ 84,452,884	$ 75,986,805
Total loss for the interim financial period								(10,403,600)	(10,403,600)	(2,237,622)	(12,641,222)
Total other comprehensive income for the interim financial period						(84,291)			(84,291)		(84,291)
Balance at Jun. 30, 2023	3,101	25,436,656	25,483,348		(15,495,254)	31,573	280,808	(54,694,202)	(18,953,970)	82,215,262	63,261,292
Balance at Dec. 31, 2023	7,828	178,686,328	265,558,785	15,017,257	(6,814,302)	77,933	280,808	(408,165,162)	(44,649,475)	83,664,052	128,313,527
Issuance of ordinary shares	1	32,484							32,485		32,485
Glencore contribution in US Recycling LLC					1,500,000				1,500,000		1,500,000
Transactions with shareholders	1	32,484			1,500,000				1,532,485		1,532,485
Total loss for the interim financial period								(10,699,490)	(10,699,490)	(241,897)	(10,941,387)
Total other comprehensive income for the interim financial period						(21,873)			(21,873)		(21,873)
Balance at Jun. 30, 2024	$ 7,829	$ 178,718,812	$ 265,558,785	$ 15,017,257	$ (5,314,302)	$ 56,060	$ 280,808	$ (418,864,652)	$ 35,460,597	$ 83,422,155	$ 118,882,752